LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Disclosure of changes in lease obligation [Table Text Block]
	December 31, 2020	December 31, 2019

Balance - beginning of the year	$591,183	$739,106
Liability settled	$(213,183)	$(183,342)
Liability revaluation	$(51,149)	$—
Interest expense	$21,393	$35,419

Balance - end of the year	$348,244	$591,183
Current portion	$188,370	$204,248
Long-term portion	$159,874	$386,935

Total lease obligation	$348,244	$591,183

Disclosure of detailed information about contractual undiscounted cash flows for lease obligations [Table Text Block]
Undiscounted cash flows

Less then one year	197,965
Two years	164,971
362,936